BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details Textual) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Due To Relates Parties Repayment Date	Dec. 31, 2020
Due to Related Parties, Noncurrent	$ 820